Cover	Oct. 05, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 05, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42524
Entity Registrant Name	Acuren Corporation
Entity Central Index Key	0002032966
Entity Tax Identification Number	66-1076867
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	200 South Park Road
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	Hollywood
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33021
City Area Code	954
Local Phone Number	495-2112
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	TIC
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true